INVESTMENTS - Equity investments without readily determinable fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS
Initial cost basis	$ 48,210	$ 55,677	$ 112,788
Accumulated impairment	(1,501)	(2,138)	(1,703)
Total carrying value	$ 46,709	$ 53,539	$ 111,085